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                                                             (THREADNEEDLE LOGO)

                   PROSPECTUS SUPPLEMENT -- SEPTEMBER 17, 2008

FUND                                                                    PROSPECTUS DATE     FORM #
Threadneedle Global Equity Fund                                           Aug. 1, 2008   S-6334-99 AF
Threadneedle Global Equity Income Fund                                    Aug. 1, 2008   S-6334-99 AF


The information under the "Threadneedle" subsection of the "Fund Management and Compensation" section regarding the portfolio managers for Threadneedle Global Equity Fund and Threadneedle Global Equity Income Fund has been revised as follows:

The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

THREADNEEDLE GLOBAL EQUITY FUND

Stephen Thornber, Portfolio Manager

- Head of global oil sector.

- Managed the Fund since 2003.

- Joined Threadneedle in 1993 as a fund manager.

- Began investment career in 1987.

- BA, Plymouth Polytechnic.

Andrew Holliman, CFA, Deputy Portfolio Manager

- Deputy managed the Fund since 2008.

- Joined Threadneedle in 2004 as a fund manager.

- Began investment career in 1997 as an investment analyst and portfolio manager, Baillie Gifford & Co., 1997 to 2004.

- BCom (Hons), University of Edinburgh; MSc, University of Stirling.

THREADNEEDLE GLOBAL EQUITY INCOME FUND

Stephen Thornber, Portfolio Manager

- Head of global oil sector.

- Managed the Fund since 2008.

- Joined Threadneedle in 1993 as a fund manager.

- Began investment career in 1987.

- BA, Plymouth Polytechnic.

Jeremy Podger, Deputy Portfolio Manager

- Head of global equity team.

- Deputy managed the Fund since 2008.

- Joined Threadneedle in 2003 as a fund manager.

- Began investment career in 1987.

- BA, Cambridge University; MBA, London Business School.

The rest of the section remains unchanged.

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S-6334-5 A (9/08)